Goodwill (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Goodwill
Goodwill, balance at the end of period		¥ 4,241,541
COE Business
Goodwill
Increase in goodwill related to acquisition of CEO Business	¥ 84,430	¥ 84,430